Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities (“CMBS”) (collectively, “Structured Securities”).

	December 31, 2016					December 31, 2015
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value
		Gains	Temporary Losses	OTTI Losses			Gains	Temporary Losses	OTTI Losses
	(In millions)
Fixed maturity securities:
U.S. corporate	$73,280	$6,027	$764	$—	$78,543	$75,804	$5,471	$1,702	$—	$79,573
Foreign government	49,864	6,485	373	—	55,976	44,764	5,163	209	—	49,718
Foreign corporate (1)	49,333	2,901	1,572	(1)	50,663	50,155	2,845	1,588	1	51,411
U.S. government and agency	41,294	3,682	543	—	44,433	43,283	3,999	160	—	47,122
RMBS (1)	28,393	1,039	410	(10)	29,032	28,079	1,144	297	37	28,889
State and political subdivision	10,977	1,340	85	1	12,231	10,470	1,392	44	8	11,810
ABS	11,266	90	128	3	11,225	10,115	112	170	6	10,051
CMBS	7,294	237	71	—	7,460	8,983	316	90	—	9,209
Total fixed maturity securities	$271,701	$21,801	$3,946	$(7)	$289,563	$271,653	$20,442	$4,260	$52	$287,783
Equity securities:
Common stock	$1,827	$464	$13	$—	$2,278	$1,795	$374	$103	$—	$2,066
Non-redeemable preferred stock	637	19	40	—	616	770	70	42	—	798
Total equity securities	$2,464	$483	$53	$—	$2,894	$2,565	$444	$145	$—	$2,864

__________________

(1)
The noncredit loss component of OTTI losses for foreign corporate and RMBS was in an unrealized gain position of $1 million and $10 million, respectively, at December 31, 2016, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also “— Net Unrealized Investment Gains (Losses).”

Available-for-sale fixed maturity securities by contractual maturity date
The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

	Due in One Year or Less	Due After One Year Through Five Years	Due After Five Years Through Ten Years	Due After Ten Years	Structured Securities	Total Fixed Maturity Securities
	(In millions)
Amortized cost	$13,559	$59,370	$57,321	$94,498	$46,953	$271,701
Estimated fair value	$13,647	$62,214	$59,959	$106,026	$47,717	$289,563

Continuous Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

	December 31, 2016				December 31, 2015
	Less than 12 Months		Equal to or Greater than 12 Months		Less than 12 Months		Equal to or Greater than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(Dollars in millions)
Fixed maturity securities:
U.S. corporate	$11,471	$466	$2,938	$298	$20,928	$1,231	$2,890	$471
Foreign government	5,955	260	918	113	3,388	155	423	54
Foreign corporate	10,147	573	5,493	998	12,478	799	4,516	790
U.S. government and agency	9,104	523	141	20	15,361	156	298	4
RMBS	9,449	291	1,800	109	8,283	182	1,904	152
State and political subdivision	1,747	80	56	6	994	33	125	19
ABS	2,224	28	2,328	103	4,646	83	2,272	93
CMBS	998	22	564	49	2,959	49	532	41
Total fixed maturity securities	$51,095	$2,243	$14,238	$1,696	$69,037	$2,688	$12,960	$1,624
Equity securities:
Common stock	$105	$13	$11	$—	$197	$100	$19	$3
Non-redeemable preferred stock	139	7	125	33	54	2	160	40
Total equity securities	$244	$20	$136	$33	$251	$102	$179	$43
Total number of securities in an unrealized loss position	3,580		1,307		4,093		1,023

Disclosure of Mortgage Loans Net of Valuation Allowance
Mortgage loans are summarized as follows at:

	December 31,
	2016		2015
	Carrying Value	% of Total	Carrying Value	% of Total
	(Dollars in millions)
Mortgage loans:
Commercial	$41,512	63.7%	$38,497	64.6%
Agricultural	12,564	19.3	11,649	19.6
Residential	10,829	16.6	9,399	15.8
Subtotal (1)	64,905	99.6	59,545	100.0
Valuation allowances	(304)	(0.5)	(281)	(0.5)
Subtotal mortgage loans, net	64,601	99.1	59,264	99.5
Residential — FVO	566	0.9	314	0.5
Total mortgage loans, net	$65,167	100.0%	$59,578	100.0%
__________________

(1)	Purchases of mortgage loans were $2.9 billion and $3.9 billion for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

Allowance for Loan and Lease Losses, Provision for Loss, Net
The changes in the valuation allowance, by portfolio segment, were as follows:

	Commercial	Agricultural	Residential	Total
	(In millions)
Balance at January 1, 2014	$226	$40	$20	$286
Provision (release)	(1)	(4)	27	22
Charge-offs, net of recoveries	(23)	(1)	(5)	(29)
Balance at December 31, 2014	202	35	42	279
Provision (release)	5	2	30	37
Charge-offs, net of recoveries	(19)	—	(16)	(35)
Balance at December 31, 2015	188	37	56	281
Provision (release) (1)	157	3	23	183
Charge-offs, net of recoveries (1)	(143)	(1)	(16)	(160)
Balance at December 31, 2016	$202	$39	$63	$304
__________________

(1)
In connection with an acquisition in 2010, certain impaired commercial mortgage loans were acquired and accordingly, were not originated by the Company. Such commercial mortgage loans have been accounted for as purchased credit impaired (“PCI”) commercial mortgage loans. Decreases in cash flows expected to be collected on PCI commercial mortgage loans can result in provisions for losses on mortgage loans. For the year ended December 31, 2016, in connection with the maturity of an acquired PCI commercial mortgage loan, an increase to the commercial mortgage loan valuation allowance of $143 million was recorded and charged-off upon maturity. The Company will recover a substantial portion of the loss on the loan incurred through an indemnification agreement entered into in connection with the acquisition in 2010.

Schedule of Financing Receivables, Non Accrual Status
The past due and nonaccrual mortgage loans at recorded investment, prior to valuation allowances, by portfolio segment, were as follows at:

	Past Due		Greater than 90 Days Past Due and Still Accruing Interest		Nonaccrual
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
	(In millions)
Commercial	$3	$2	$3	$—	$—	$—
Agricultural	127	103	104	73	23	46
Residential	381	322	37	—	344	314
Total	$511	$427	$144	$73	$367	$360

Impaired mortgage loans held-for-investment
Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

	Evaluated Individually for Credit Losses					Evaluated Collectively for Credit Losses		Impaired Loans
	Impaired Loans with a Valuation Allowance			Impaired Loans without a Valuation Allowance
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Unpaid Principal Balance	Recorded Investment	Recorded Investment	Valuation Allowances	Carrying Value	Average Recorded Investment
	(In millions)
December 31, 2016
Commercial	$—	$—	$—	$12	$12	$41,500	$202	$12	$90
Agricultural	11	10	1	27	27	12,527	38	36	49
Residential	—	—	—	265	241	10,588	63	241	188
Total	$11	$10	$1	$304	$280	$64,615	$303	$289	$327
December 31, 2015
Commercial	$—	$—	$—	$57	$57	$38,440	$188	$57	$127
Agricultural	45	44	3	22	21	11,584	34	62	60
Residential	—	—	—	141	131	9,268	56	131	84
Total	$45	$44	$3	$220	$209	$59,292	$278	$250	$271

Investment in leveraged leases
Investment in leveraged and direct financing leases consisted of the following at:

	December 31,
	2016		2015
	Leveraged Leases	Direct Financing Leases	Leveraged Leases	Direct Financing Leases
	(In millions)
Rental receivables, net	$1,172	$1,683	$1,240	$1,508
Estimated residual values	952	71	1,062	80
Subtotal	2,124	1,754	2,302	1,588
Unearned income	(603)	(639)	(661)	(512)
Investment in leases, net of non-recourse debt	$1,521	$1,115	$1,641	$1,076

Components of net unrealized investment gains (losses) included in accumulated other comprehensive income (loss)
The components of net unrealized investment gains (losses), included in AOCI, were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Fixed maturity securities	$20,300	$18,164	$30,367
Fixed maturity securities with noncredit OTTI losses included in AOCI	8	(76)	(112)
Total fixed maturity securities	20,308	18,088	30,255
Equity securities	485	422	608
Derivatives	2,923	2,350	1,761
Other	23	287	149
Subtotal	23,739	21,147	32,773
Amounts allocated from:
Future policy benefits	(1,114)	(163)	(2,886)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(3)	—	(4)
DAC, VOBA and DSI	(1,430)	(1,273)	(1,946)
Policyholder dividend obligation	(1,931)	(1,783)	(3,155)
Subtotal	(4,478)	(3,219)	(7,991)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(1)	27	42
Deferred income tax benefit (expense)	(6,623)	(6,151)	(8,556)
Net unrealized investment gains (losses)	12,637	11,804	16,268
Net unrealized investment gains (losses) attributable to noncontrolling interests	(6)	(31)	(33)
Net unrealized investment gains (losses) attributable to MetLife, Inc.	$12,631	$11,773	$16,235

Net unrealized investment gains (losses) attributable to MetLife, Inc. in the above table include, on a net of income tax basis, $1,250 million, $1,554 million and $2,682 million for the years ended December 31, 2016, 2015 and 2014, respectively, related to assets and liabilities of a disposed subsidiary.
The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$11,773	$16,235	$8,414
Fixed maturity securities on which noncredit OTTI losses have been recognized	84	36	106
Unrealized investment gains (losses) during the year	2,508	(11,662)	15,521
Unrealized investment gains (losses) relating to:
Future policy benefits	(951)	2,723	(1,988)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(3)	4	(10)
DAC, VOBA and DSI	(157)	673	(756)
Policyholder dividend obligation	(148)	1,372	(1,384)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	(28)	(15)	(31)
Deferred income tax benefit (expense)	(472)	2,405	(3,600)
Net unrealized investment gains (losses)	12,606	11,771	16,272
Net unrealized investment gains (losses) attributable to noncontrolling interests	25	2	(37)
Balance at December 31,	$12,631	$11,773	$16,235
Change in net unrealized investment gains (losses)	$833	$(4,464)	$7,858
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	25	2	(37)
Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$858	$(4,462)	$7,821

Net unrealized investment gains (losses) attributable to MetLife, Inc. in the above table include, on a net of income tax basis, ($304) million, ($1,128) million and $1,669 million for the years ended December 31, 2016, 2015 and 2014, respectively, related to assets and liabilities of a disposed subsidiary.

Other than temporary impairment, credit losses recognized earnings
The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

	Years Ended December 31,
	2016	2015
	(In millions)
Balance at January 1,	$(76)	$(112)
Noncredit OTTI losses and subsequent changes recognized	14	6
Securities sold with previous noncredit OTTI loss	64	125
Subsequent changes in estimated fair value	6	(95)
Balance at December 31,	$8	$(76)

Changes in fixed maturity securities with noncredit OTTI losses included in AOCI in the above table, attributable to fixed maturity securities of a disposed subsidiary were $24 million and $15 million for the years ended December 31, 2016 and 2015, respectively.

Securities Lending
Elements of the securities lending program are presented below at:

	December 31,
	2016	2015
	(In millions)
Securities on loan: (1)
Amortized cost	$18,798	$19,176
Estimated fair value	$19,753	$20,816
Cash collateral on deposit from counterparties (2)	$20,114	$21,216
Security collateral on deposit from counterparties (3)	$20	$27
Reinvestment portfolio — estimated fair value	$20,133	$21,320
__________________

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

(3)	Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2016				December 31, 2015
	Remaining Tenor of Securities Lending Agreements				Remaining Tenor of Securities Lending Agreements
	Open (1)	1 Month or Less	1 to 6 Months	Total	Open (1)	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
U.S. government and agency	$4,480	$6,496	$8,383	$19,359	$7,484	$8,017	$4,648	$20,149
Foreign government	—	569	143	712	—	469	486	955
U.S. corporate	—	43	—	43	1	78	—	79
Agency RMBS	—	—	—	—	—	12	21	33
Total	$4,480	$7,108	$8,526	$20,114	$7,485	$8,576	$5,155	$21,216
__________________

(1)	The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

Schedule of Repurchase Agreements [Table Text Block]
Elements of the short-term repurchase agreements are presented below at:

	December 31, 2016	December 31, 2015
	(In millions)
Securities on loan included within fixed maturity securities:
Amortized cost	$98	$51
Estimated fair value	$113	$56
Cash collateral received included within other liabilities	$102	$50
Reinvestment portfolio — estimated fair value	$100	$50
The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

	December 31, 2016			December 31, 2015
	Remaining Tenor of Repurchase Agreements			Remaining Tenor of Repurchase Agreements
	1 Month or Less	1 to 6 Months	Total	1 Month or Less	1 to 6 Months	Total
	(In millions)
Cash collateral liability by loaned security type:
Foreign corporate	$12	$10	$22	$—	$25	$25
All other corporate and government	39	41	80	—	25	25
Total	$51	$51	$102	$—	$50	$50

Invested Assets on Deposit, Held in Trust and Pledged as Collateral
Such subsidiaries have also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2016	2015	2016		2015
	(In millions)
FHLB of New York (1)	$14,445	$12,570	$16,828	(2)	$14,085	(2)
Farmer Mac (3)	$2,550	$2,550	$2,645		$2,643
FHLB of Des Moines (1)	$625	$750	$811	(2)	$851	(2)
FHLB of Pittsburgh (1)	$250	$250	$383	(2)	$322	(2)
__________________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to a subsidiary of Farmer Mac, as well as certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes, except mortgage loans, which are presented at carrying value at:

	December 31,
	2016	2015
	(In millions)
Invested assets on deposit (regulatory deposits)	$1,925	$1,838
Invested assets held in trust (collateral financing arrangement and reinsurance agreements)	2,057	2,359
Invested assets pledged as collateral (1)	23,882	20,345
Total invested assets on deposit, held in trust and pledged as collateral	$27,864	$24,542
__________________

(1)
The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Notes 4), collateral financing arrangement (see Note 13) and derivative transactions (see Note 9).

Purchased credit impaired investments, by invested asset class, held
The following table presents information about PCI investments acquired during the periods indicated:

	Years Ended December 31,
	2016	2015	2016	2015
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Contractually required payments (including interest)	$1,464	$1,423	$—	$—
Cash flows expected to be collected (1)	$1,338	$1,243	$—	$—
Fair value of investments acquired	$984	$920	$—	$—
__________________

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.
The Company’s PCI investments, by invested asset class, were as follows at:

	December 31,
	2016	2015	2016	2015
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Outstanding principal and interest balance (1)	$5,624	$5,129	$—	$148
Carrying value (2)	$4,427	$3,931	$—	$129
__________________

(1)	Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.
The following table presents activity for the accretable yield on PCI investments:

	Years Ended December 31,
	2016	2015	2016	2015
	Fixed Maturity Securities		Mortgage Loans
	(In millions)
Accretable yield, January 1,	$1,780	$1,874	$21	$48
Investments purchased	354	323	—	—
Accretion recognized in earnings	(269)	(274)	(9)	(56)
Disposals	(2)	(48)	—	—
Reclassification (to) from nonaccretable difference	(130)	(95)	(12)	29
Accretable yield, December 31,	$1,733	$1,780	$—	$21

The Components of Net Investment Income
The components of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Investment income:
Fixed maturity securities	$11,721	$11,809	$12,600
Equity securities	121	124	116
FVO and trading securities — FVO general account and Actively traded securities (1)	37	21	103
Mortgage loans	2,858	2,772	2,597
Policy loans	511	525	547
Real estate and real estate joint ventures	652	872	870
Other limited partnership interests	478	535	766
Cash, cash equivalents and short-term investments	153	140	163
Operating joint ventures	33	25	10
Other	248	238	186
Subtotal	16,812	17,061	17,958
Less: Investment expenses	972	1,082	1,067
Subtotal, net	15,840	15,979	16,891
FVO and trading securities — FVO contractholder-directed unit-linked investments (1)	950	264	1,266
FVO CSEs — interest income — securities	—	—	1
Subtotal	950	264	1,267
Net investment income	$16,790	$16,243	$18,158
__________________

(1)
Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective periods included in net investment income were principally from FVO contractholder-directed unit-linked investments and, to a much lesser extent, actively traded and FVO general account securities, and were $427 million, ($456) million and $642 million for the years ended December 31, 2016, 2015, and 2014, respectively.

The components of net investment gains (losses)
The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized — by sector and industry:
U.S. and foreign corporate securities — by industry:
Industrial	$(63)	$(2)	$—
Utility	(21)	(15)	—
Communications	(3)	—	—
Consumer	—	(20)	(5)
Total U.S. and foreign corporate securities	(87)	(37)	(5)
RMBS	(18)	(16)	(20)
ABS	(2)	—	(7)
CMBS	—	—	(13)
State and political subdivision	—	(6)	—
OTTI losses on fixed maturity securities recognized in earnings	(107)	(59)	(45)
Fixed maturity securities — net gains (losses) on sales and disposals	251	318	651
Total gains (losses) on fixed maturity securities	144	259	606
Total gains (losses) on equity securities:
Total OTTI losses recognized — by sector:
Common stock	(75)	(36)	(6)
Non-redeemable preferred stock	—	(1)	(15)
OTTI losses on equity securities recognized in earnings	(75)	(37)	(21)
Equity securities — net gains (losses) on sales and disposals	19	43	87
Total gains (losses) on equity securities	(56)	6	66
FVO and trading securities — FVO general account securities	—	—	9
Mortgage loans	(231)	(93)	(53)
Real estate and real estate joint ventures	182	433	226
Other limited partnership interests	(64)	(66)	(69)
Other	(100)	(4)	(155)
Subtotal	(125)	535	630
FVO CSEs:
Securities	1	—	—
Long-term debt — related to securities	—	—	(1)
Non-investment portfolio gains (losses) (1)	429	111	(291)
Subtotal	430	111	(292)
Total net investment gains (losses)	$305	$646	$338
__________________

(1)
Non-investment portfolio gains (losses) for the year ended December 31, 2016 includes a gain from the U.S. Retail Advisor Force Divestiture of $102 million as more fully described in Note 3. Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $77 million related to the disposition of MAL as more fully described in Note 3.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains and losses
Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

	Years Ended December 31,
	2016	2015	2014	2016	2015	2014
	Fixed Maturity Securities			Equity Securities
	(In millions)
Proceeds	$86,179	$82,871	$64,743	$278	$278	$487
Gross investment gains	$1,048	$1,144	$1,144	$36	$73	$97
Gross investment losses	(797)	(826)	(493)	(17)	(30)	(10)
OTTI losses	(107)	(59)	(45)	(75)	(37)	(21)
Net investment gains (losses)	$144	$259	$606	$(56)	$6	$66

Rollforward of the Cumulative Credit Loss Component of OTTI income (loss)
The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

	Years Ended December 31,
	2016	2015
	(In millions)
Balance at January 1,	$211	$290
Additions:
Initial impairments — credit loss OTTI on securities not previously impaired	1	14
Additional impairments — credit loss OTTI on securities previously impaired	18	15
Reductions:
Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI	(43)	(108)
Securities impaired to net present value of expected future cash flows	(1)	—
Increase in cash flows — accretion of previous credit loss OTTI	1	—
Balance at December 31,	$187	$211

Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

	December 31,
	2016		2015
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)
Operating joint venture (1)	$—	$—	$2,465	$2,079
CSEs (assets (primarily securities) and liabilities (primarily debt)) (2)	9	12	13	13
Other investments (3)	50	—	76	—
Total	$59	$12	$2,554	$2,092
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(1)
Following a change in the foreign investment law in India, the Company no longer consolidated its India operating joint venture, effective January 1, 2016. Assets of the operating joint venture are primarily fixed maturity securities and separate account assets. Liabilities of the operating joint venture are primarily future policy benefits, other policy-related balances and separate account liabilities.

(2)
The Company consolidates entities that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise.

(3)	Other investments is comprised of other invested assets and other limited partnership interests.

Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

	December 31,
	2016		2015
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)
Fixed maturity securities AFS:
Structured Securities (2)	$46,773	$46,773	$48,149	$48,149
U.S. and foreign corporate	1,940	1,940	2,332	2,332
Other limited partnership interests	4,714	8,990	3,815	5,422
Other invested assets	2,206	2,777	1,565	2,117
Other (3)	199	215	650	663
Total	$55,832	$60,695	$56,511	$58,683
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(1)
The maximum exposure to loss relating to fixed maturity securities AFS, FVO and trading securities and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests, mortgage loans and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $150 million and $179 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)	Other is comprised of mortgage loans, common stock, real estate joint ventures and FVO and trading securities.

Commercial
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of commercial mortgage loans was as follows at:

	Recorded Investment					Estimated Fair Value	% of Total
	Debt Service Coverage Ratios			Total	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x
	(Dollars in millions)
December 31, 2016
Loan-to-value ratios:
Less than 65%	$36,067	$1,077	$707	$37,851	91.2%	$38,237	91.5%
65% to 75%	3,044	—	202	3,246	7.8	3,185	7.6
76% to 80%	195	—	—	195	0.5	182	0.4
Greater than 80%	118	27	75	220	0.5	213	0.5
Total	$39,424	$1,104	$984	$41,512	100.0%	$41,817	100.0%
December 31, 2015
Loan-to-value ratios:
Less than 65%	$33,330	$910	$438	$34,678	90.1%	$35,606	90.4%
65% to 75%	2,940	138	66	3,144	8.2	3,119	7.9
76% to 80%	—	—	—	—	—	—	—
Greater than 80%	337	115	223	675	1.7	652	1.7
Total	$36,607	$1,163	$727	$38,497	100.0%	$39,377	100.0%

Agricultural Portfolio Segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of agricultural mortgage loans was as follows at:

	December 31,
	2016		2015
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Loan-to-value ratios:
Less than 65%	$12,023	95.7%	$10,955	94.0%
65% to 75%	436	3.5	615	5.3
76% to 80%	17	0.1	21	0.2
Greater than 80%	88	0.7	58	0.5
Total	$12,564	100.0%	$11,649	100.0%

Residential mortgage loans portfolio segment [Member]
Mortgage Loans on Real Estate [Line Items]
Disclosure of the mortgage loans portfolio segment by the recorded investment, prior to valuation allowances, by credit quality indicator categories
The credit quality of residential mortgage loans was as follows at:

	December 31,
	2016		2015
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(Dollars in millions)
Performance indicators:
Performing	$10,448	96.5%	$9,077	96.6%
Nonperforming	381	3.5	322	3.4
Total	$10,829	100.0%	$9,399	100.0%